OTHER INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2012
OTHER INTANGIBLE ASSETS, NET [Abstract]
OTHER INTANGIBLE ASSETS, NET
NOTE 6:-	OTHER INTANGIBLE ASSETS, NET

a.	Composition:

	December 31,
	2011	2012
Cost:

Know-how	$1,056	$1,082
Patents	3,385	3,490
Technology	12	18

	4,453	4,590
Accumulated amortization:

Know-how	1,056	1,082
Patents	3,197	3,326
Technology	10	11

	4,263	4,419

Other intangibles, net	$190	$171

b.	Amortization expenses related to intangible assets amounted to $92, $48 and $45 for the years ended December 31, 2010, 2011 and 2012, respectively.

c.	Estimated amortization of intangible assets for the years ended:

December 31,

2013	43
2014	36
2015	27
2016	19
2017 and thereafter	46

$171